Cover	Jul. 31, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2026
Entity File Number	001-43293
Entity Registrant Name	BERTO ACQUISITION CORP. II
Entity Central Index Key	0002081515
Entity Tax Identification Number	99-1894162
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1180 North Town Center Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
City Area Code	(702)
Local Phone Number	781-4313
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	GUACU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 par value
Trading Symbol	GUAC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one ordinary share at an exercise price of $11.50 per share
Trading Symbol	GUACW
Security Exchange Name	NASDAQ